Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 18, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years for our principal executive officer (“PEO”) and our Named Executive Officers other than our PEO (“Non-PEO NEOs”). In determining the “compensation actually paid” to our Non-PEO NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2023, 2022 and 2021 calendar years. Note that for our Non-PEO NEOs, compensation is reported as an average.
•	In 2023, the Non-PEO NEOs were Messrs. Wood, Patel, Collins, Manning, and Hottinger.
•	In 2022, the Non-PEO NEOs were Messrs. Patel, Collins, Hottinger, and Rose.
•	In 2021, the Non-PEO NEOs were Messrs. Patel, Hottinger, Jeff Krantz and Ken Stacherski.
•	In 2020, the Non-PEO NEOs were Mr. Krantz and Ms. Charlotte MacVane.
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($)		COMPENSATION ACTUALLY PAID TO PEO(3) ($)(2)		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(2) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEO ($)(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ IN THOUSANDS)(5)	REVENUE ($ IN THOUSANDS)(5)
	FUSARO	HOSTETLER	FUSARO	HOSTETLER			ARRAY TOTAL SHAREHOLDER RETURN ($)(3)	PEER GROUP TOTAL RETURN ($)(4)
2023	—	5,716,945	—	5,147,609	1,372,133	1,248,586	46.09	68.53	85,546	1,576,551
2022	2,148,071	5,772,123	3,036,259	7,256,684	1,214,022	1,692,131	53.03	149.18	4,432	1,637,546
2021	4,271,575	—	570,878	—	1,414,459	557,975	43.05	120.45	(50,403)	853,318
2020	3,107,811	—	4,395,744	—	—	—	118.35	130.89	59,073	872,662
1.	Mr. Fusaro served as our PEO during 2021, and he resigned from the Company on April 18, 2022. On that same date, Mr. Hostetler was appointed as our PEO and continues to serve in such capacity.
2.
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Fusaro’s and Mr. Hostetler’s total compensation for each year as reported in the Summary Compensation Table to determine the compensation actually paid. The valuation assumptions used to calculate the fair values of RSUs and PSUs include the stock price as of the applicable measuring date and, in the case of PSUs, the probable outcome of the performance conditions as of the applicable measuring date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid. The equity award adjustments for each applicable year include the same methodology described above for Messrs. Fusaro and Hostetler.
	FUSARO			HOSTETLER
	2022	2021	2020	2023	2022
Total Compensation as reported in Summary Compensation Table (SCT)	2,148,071	4,271,575	3,107,811	5,716,945	5,772,123
Fair value of equity awards granted during fiscal year	—	3,609,975	1,340,328	3,599,995	3,199,996
Fair value of equity compensation granted in current year—value at end of year-end	—	1,562,959	2,628,261	3,543,053	4,684,557
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(43,235)	(461,601)	—	76,241	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	260,526	(1,192,080)	—	(588,635)	—
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	670,897	—	—	—	—
Compensation Actually Paid to PEO	3,036,259	570,878	4,395,744	5,147,609	7,256,684
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid. The equity award adjustments for each applicable year include the same methodology described above for Messrs. Fusaro and Hostetler.
OTHER NEO	2023	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	1,372,133	1,214,022	1,414,459	—
Fair value of equity awards granted during fiscal year	646,002	804,000	1,123,997	—
Fair value of equity compensation granted in current year—value at end of year-end	624,362	1,185,885	602,871	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	12,034	(34,124)	(93,602)	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(113,940)	130,350	(241,756)	—
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to NEO	1,248,586	1,692,131	557,975	—
3.
The values disclosed in this column represent the measurement period value of an investment of $100 in our common stock as of October 15, 2020, the first date on which our common stock traded on the Nasdaq Global Market, and then valued again on each of December 31, 2023, 2022, 2021 and 2020.

4.
Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group used by the Company for purposes of Item 201(e) of Regulation S-K (Enphase Energy, Solaredge Technologies, Shoals Technologies Group and FTC Solar). For last year, the Company used the Russell 2000 Index as its peer group for this purpose. The Company has changed its peer group used for this purpose as a result of SEC guidance indicating that broad-based equity indices should not be used. The peer group TSR under SEC rules for the Russell 2000 index would be $115.10 for the period ending December 31, 2023, $79.60 for the period ending December 31, 2022, $149.80 for the period ending December 31, 2021 and $119.96 for the period ending December 31, 2020.

5.	Represents Net Income and Revenue as disclosed in our Annual Report on Form 10-K for the years ended December 31, 2023, 2022, 2021 and 2020, as applicable.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
•	In 2023, the Non-PEO NEOs were Messrs. Wood, Patel, Collins, Manning, and Hottinger.
•	In 2022, the Non-PEO NEOs were Messrs. Patel, Collins, Hottinger, and Rose.
•	In 2021, the Non-PEO NEOs were Messrs. Patel, Hottinger, Jeff Krantz and Ken Stacherski.
•	In 2020, the Non-PEO NEOs were Mr. Krantz and Ms. Charlotte MacVane.
1.	Mr. Fusaro served as our PEO during 2021, and he resigned from the Company on April 18, 2022. On that same date, Mr. Hostetler was appointed as our PEO and continues to serve in such capacity.

Peer Group Issuers, Footnote
4.
Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group used by the Company for purposes of Item 201(e) of Regulation S-K (Enphase Energy, Solaredge Technologies, Shoals Technologies Group and FTC Solar). For last year, the Company used the Russell 2000 Index as its peer group for this purpose. The Company has changed its peer group used for this purpose as a result of SEC guidance indicating that broad-based equity indices should not be used. The peer group TSR under SEC rules for the Russell 2000 index would be $115.10 for the period ending December 31, 2023, $79.60 for the period ending December 31, 2022, $149.80 for the period ending December 31, 2021 and $119.96 for the period ending December 31, 2020.

Changed Peer Group, Footnote
4.
Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group used by the Company for purposes of Item 201(e) of Regulation S-K (Enphase Energy, Solaredge Technologies, Shoals Technologies Group and FTC Solar). For last year, the Company used the Russell 2000 Index as its peer group for this purpose. The Company has changed its peer group used for this purpose as a result of SEC guidance indicating that broad-based equity indices should not be used. The peer group TSR under SEC rules for the Russell 2000 index would be $115.10 for the period ending December 31, 2023, $79.60 for the period ending December 31, 2022, $149.80 for the period ending December 31, 2021 and $119.96 for the period ending December 31, 2020.

Adjustment To PEO Compensation, Footnote
2.
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Fusaro’s and Mr. Hostetler’s total compensation for each year as reported in the Summary Compensation Table to determine the compensation actually paid. The valuation assumptions used to calculate the fair values of RSUs and PSUs include the stock price as of the applicable measuring date and, in the case of PSUs, the probable outcome of the performance conditions as of the applicable measuring date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

	FUSARO			HOSTETLER
	2022	2021	2020	2023	2022
Total Compensation as reported in Summary Compensation Table (SCT)	2,148,071	4,271,575	3,107,811	5,716,945	5,772,123
Fair value of equity awards granted during fiscal year	—	3,609,975	1,340,328	3,599,995	3,199,996
Fair value of equity compensation granted in current year—value at end of year-end	—	1,562,959	2,628,261	3,543,053	4,684,557
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(43,235)	(461,601)	—	76,241	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	260,526	(1,192,080)	—	(588,635)	—
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	670,897	—	—	—	—
Compensation Actually Paid to PEO	3,036,259	570,878	4,395,744	5,147,609	7,256,684

Non-PEO NEO Average Total Compensation Amount			$ 1,372,133	$ 1,214,022	$ 1,414,459	$ 0
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,248,586	1,692,131	557,975	0
Adjustment to Non-PEO NEO Compensation Footnote
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid. The equity award adjustments for each applicable year include the same methodology described above for Messrs. Fusaro and Hostetler.
OTHER NEO	2023	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	1,372,133	1,214,022	1,414,459	—
Fair value of equity awards granted during fiscal year	646,002	804,000	1,123,997	—
Fair value of equity compensation granted in current year—value at end of year-end	624,362	1,185,885	602,871	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	12,034	(34,124)	(93,602)	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(113,940)	130,350	(241,756)	—
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to NEO	1,248,586	1,692,131	557,975	—

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid and Performance Measures
Over the course of 2022, the Company’s net income rose $43.6 million, and revenue increased $781 million. In turn, total shareholder return increased over 200%. In 2023 while net income rose significantly, revenue dropped by 4%. As a result, total shareholder return was reduced as well. Compensation Actually Paid to Mr. Hostetler reduced in 2023, primarily driven by the loss in total shareholder return. Compensation Actually Paid to the NEOs excluding Mr. Hostetler likewise reduced in 2023, primarily driven by the loss in total shareholder return.
Array’s compensation philosophy ties executive compensation and company performance through each pay element. Compensation actually paid to our NEOs was reduced in 2023, due to the loss of value in both outstanding equity awards granted but not vested, as well as vested equity awards. While shareholder return is directly tied to Array’s long-term incentive awards, individual performance is a strong determining factor for base salary actions and short-term cash incentives reflect collective team performance, as stated above.
The chart below shows the correlation between total shareholder return and compensation actually paid for NEOs at Array. There is a clear and immediate relationship between the financial performance of the business and the pay for executive leaders.

Compensation Actually Paid vs. Net Income
Relationship between Compensation Actually Paid and Performance Measures
Over the course of 2022, the Company’s net income rose $43.6 million, and revenue increased $781 million. In turn, total shareholder return increased over 200%. In 2023 while net income rose significantly, revenue dropped by 4%. As a result, total shareholder return was reduced as well. Compensation Actually Paid to Mr. Hostetler reduced in 2023, primarily driven by the loss in total shareholder return. Compensation Actually Paid to the NEOs excluding Mr. Hostetler likewise reduced in 2023, primarily driven by the loss in total shareholder return.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Compensation Actually Paid and Performance Measures
Over the course of 2022, the Company’s net income rose $43.6 million, and revenue increased $781 million. In turn, total shareholder return increased over 200%. In 2023 while net income rose significantly, revenue dropped by 4%. As a result, total shareholder return was reduced as well. Compensation Actually Paid to Mr. Hostetler reduced in 2023, primarily driven by the loss in total shareholder return. Compensation Actually Paid to the NEOs excluding Mr. Hostetler likewise reduced in 2023, primarily driven by the loss in total shareholder return.

Total Shareholder Return Vs Peer Group
Relationship between Compensation Actually Paid and Performance Measures
Over the course of 2022, the Company’s net income rose $43.6 million, and revenue increased $781 million. In turn, total shareholder return increased over 200%. In 2023 while net income rose significantly, revenue dropped by 4%. As a result, total shareholder return was reduced as well. Compensation Actually Paid to Mr. Hostetler reduced in 2023, primarily driven by the loss in total shareholder return. Compensation Actually Paid to the NEOs excluding Mr. Hostetler likewise reduced in 2023, primarily driven by the loss in total shareholder return.
Array’s compensation philosophy ties executive compensation and company performance through each pay element. Compensation actually paid to our NEOs was reduced in 2023, due to the loss of value in both outstanding equity awards granted but not vested, as well as vested equity awards. While shareholder return is directly tied to Array’s long-term incentive awards, individual performance is a strong determining factor for base salary actions and short-term cash incentives reflect collective team performance, as stated above.
The chart below shows the correlation between total shareholder return and compensation actually paid for NEOs at Array. There is a clear and immediate relationship between the financial performance of the business and the pay for executive leaders.

Tabular List, Table
Financial Performance Measures
The performance metrics listed below represent the most important metrics we use to link compensation actually paid to our NEOs for 2023 to the Company’s performance:
•	Revenue (our Company Selected Measure under Item 402(v) of Regulation S-K)
•	Adjusted EBITDA
•	Cash Conversion Cycle
As further described above under “—2023 Plan Design,” achievement of Adjusted EBITDA performance goals was weighted 60% under our 2023 annual bonus plan or LIP.

Total Shareholder Return Amount			$ 46.09	53.03	43.05	118.35
Peer Group Total Shareholder Return Amount			68.53	149.18	120.45	130.89
Net Income (Loss)			$ 85,546,000	$ 4,432,000	$ (50,403,000)	$ 59,073,000
Company Selected Measure Amount			1,576,551,000	1,637,546,000	853,318,000	872,662,000
PEO Name	Mr. Fusaro	Mr. Hostetler	Mr. Hostetler		Mr. Fusaro	Mr. Fusaro
Changed Peer Group Total Shareholder Return Amount			$ 115.1	$ 79.6	$ 149.8	$ 119.96
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Cash Conversion Cycle
Mr. Fusaro [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	2,148,071	4,271,575	3,107,811
PEO Actually Paid Compensation Amount			0	3,036,259	570,878	4,395,744
Mr. Hostetler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,716,945	5,772,123	0	0
PEO Actually Paid Compensation Amount			5,147,609	7,256,684	0	0
PEO | Mr. Fusaro [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(3,609,975)	(1,340,328)
PEO | Mr. Fusaro [Member] | Fair Value of Equity Compensation Granted in Current Year—Value at End of Year-End [Member[
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,562,959	2,628,261
PEO | Mr. Fusaro [Member] | Change in Fair Value for End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(43,235)	(461,601)	0
PEO | Mr. Fusaro [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				260,526	(1,192,080)	0
PEO | Mr. Fusaro [Member] | Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Mr. Fusaro [Member] | Fair Value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				670,897	0	0
PEO | Mr. Hostetler [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,599,995)	(3,199,996)
PEO | Mr. Hostetler [Member] | Fair Value of Equity Compensation Granted in Current Year—Value at End of Year-End [Member[
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,543,053	4,684,557
PEO | Mr. Hostetler [Member] | Change in Fair Value for End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			76,241	0
PEO | Mr. Hostetler [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(588,635)	0
PEO | Mr. Hostetler [Member] | Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Hostetler [Member] | Fair Value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(646,002)	(804,000)	(1,123,997)	0
Non-PEO NEO | Fair Value of Equity Compensation Granted in Current Year—Value at End of Year-End [Member[
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			624,362	1,185,885	602,871	0
Non-PEO NEO | Change in Fair Value for End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,034	(34,124)	(93,602)	0
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(113,940)	130,350	(241,756)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Fair Value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0